SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002
                                       FOR
                 PERSPECTIVE FIXED AND VARIABLE ANNUITY(R) (NY)
                            JNLNY SEPARATE ACCOUNT I

The information in the "Fund Annual Expenses" table should be amended as follows:

On page 3, the information for the Janus/JNL Aggressive Growth Fund and the Janus/JNL Capital Growth Fund should be deleted and replaced in its entirety with the following information:


                                                               MANAGEMENT
                                                                   AND           ESTIMATED                  TOTAL FUND
                                                             ADMINISTRATIVE    DISTRIBUTION      OTHER        ANNUAL
FUND NAME                                                          FEE         (12B-1) FEES    EXPENSES      EXPENSES
----------------------------------------------------------- ------------------ -------------- ------------ --------------
Janus/JNL Aggressive Growth Fund                                  1.00%              .01%           0%            1.01%
----------------------------------------------------------- ------------------ -------------- ------------ --------------
Janus/JNL Capital Growth Fund                                     1.03%              .01%           0%            1.04%
----------------------------------------------------------- ------------------ -------------- ------------ --------------

The information in the "Examples" table should be amended as follows:

On page 6, the information for the Janus/JNL Aggressive Growth Division and the Janus/JNL Capital Growth Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                    (a)          25      76      130      278
                                                                        (b)          95     126      160      278
Janus/JNL Capital Growth Division                                       (a)          25      77      132      281
                                                                        (b)          95     127      162      281



(To be used with NV3174 Rev. 05/02.)